FEDERATED MANAGED POOL SERIES

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                February 5, 2008



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720



     RE: FEDERATED MANAGED POOL SERIES (the "Registrant")
         Federated International Bond Strategy Portfolio (the "Fund")

           1933 Act File No. 333-128884
           1940 Act File No. 811-21822


Dear Sir or Madam:



     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 31, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 6 on January 31, 2008.

     If you have any questions regarding this certification, please contact me at (412) 288-6812.

                                                 Very truly yours,



                                                 /s/ Todd P. Zerega
                                                 Todd P. Zerega
                                                 Assistant Secretary




                                      - 1 -